CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2022	Apr. 30, 2021	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from capital increase	€ 21,960	€ 21,289	€ 21,960	[1]	€ 21,289	[1]

[1]	The net proceeds from capital increase of €21,960 thousand relate to the Company’s successful common stock offering in September 2022 and of €21,289 thousand relate to the Company’s successful common stock offering in April 2021 – refer to Note 17-1.